Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 33.4%[1]
	COMMUNICATIONS — 3.0%
5,440	Alphabet, Inc. - Class A	$1,564,326
2,912	AT&T, Inc.	84,419
17	Booking Holdings, Inc.	71,575
83	Charter Communications, Inc. - Class A*	17,918
1,863	Comcast Corp. - Class A	53,487
1,134	Meta Platforms, Inc. - Class A	648,795
1,810	Netflix, Inc.*	174,032
509	T-Mobile US, Inc.	106,905
1,712	Verizon Communications, Inc.	85,942
74	Versant Media Group, Inc.*	2,740
741	Walt Disney Co.	71,418
704	Warner Bros Discovery, Inc.*	19,332
		2,900,889
	CONSUMER DISCRETIONARY — 2.1%
4,140	Amazon.com, Inc.*	862,238
110	Aptiv PLC*[2]	7,638
8	AutoZone, Inc.*	27,022
550	Chipotle Mexican Grill, Inc.*	17,606
255	eBay, Inc.	23,210
1,629	Ford Motor Co.	18,799
592	General Motors Co.	44,104
426	Home Depot, Inc.	140,107
275	Lowe's Cos., Inc.	64,977
133	Marriott International, Inc. - Class A	43,500
305	McDonald's Corp.	94,791
645	NIKE, Inc. - Class B	34,069
405	O'Reilly Automotive, Inc.*	37,386
478	Starbucks Corp.	42,824
1,169	Tesla, Inc.*	434,576
486	TJX Cos., Inc.	77,614
		1,970,461
	CONSUMER STAPLES — 5.1%
749	Altria Group, Inc.	49,426
9,236	Cal-Maine Foods, Inc.	731,029
32,681	Campbell's Co.	727,806
10,401	Clorox Co.	1,077,856
1,761	Coca-Cola Co.	133,924
344	Colgate-Palmolive Co.	29,319
77	Constellation Brands, Inc. - Class A	11,550
181	Costco Wholesale Corp.	180,354
94	Dollar General Corp.	11,161

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	CONSUMER STAPLES (Continued)
147	Estee Lauder Cos., Inc. - Class A	$10,550
137	Kimberly-Clark Corp.	13,216
499	Kraft Heinz Co.	11,223
14,905	Kroger Co.	1,078,526
569	Mondelez International, Inc. - Class A	32,797
432	Monster Beverage Corp.*	31,303
564	PepsiCo, Inc.	87,584
635	Philip Morris International, Inc.	104,991
987	Procter & Gamble Co.	142,562
195	Target Corp.	23,634
3,393	Walmart, Inc.	421,682
		4,910,493
	ENERGY — 0.7%
786	Chevron Corp.	162,623
538	ConocoPhillips	71,016
239	EOG Resources, Inc.	34,552
1,978	Exxon Mobil Corp.	335,588
572	SLB Ltd.[2]	29,395
		633,174
	FINANCIALS — 2.9%
316	American Express Co.	95,584
339	American International Group, Inc.	25,510
90	Aon PLC - Class A2	29,050
3,337	Bank of America Corp.	162,679
337	Bank of New York Mellon Corp.	39,978
913	Berkshire Hathaway, Inc. - Class B*	437,510
62	Blackrock, Inc.	59,626
174	Capital One Financial Corp.	31,743
771	Charles Schwab Corp.	72,458
176	Chubb Ltd.[2]	57,364
809	Citigroup, Inc.	91,749
147	CME Group, Inc.	43,416
248	Fidelity National Information Services, Inc.	11,634
269	Fiserv, Inc.*	15,010
142	Goldman Sachs Group, Inc.	120,130
230	Intercontinental Exchange, Inc.	36,174
1,205	JPMorgan Chase & Co.	354,463
206	Marsh & McLennan Cos., Inc.	35,731
401	Mastercard, Inc. - Class A	200,364
343	MetLife, Inc.	24,257
76	Moody's Corp.	33,155

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	FINANCIALS (Continued)
732	Morgan Stanley	$120,465
34	MSCI, Inc.	18,326
479	PayPal Holdings, Inc.	21,665
172	PNC Financial Services Group, Inc.	35,791
238	Progressive Corp.	47,181
144	S&P Global, Inc.	61,249
92	T. Rowe Price Group, Inc.	8,293
544	Truist Financial Corp.	25,008
605	U.S. Bancorp	31,466
888	Visa, Inc. - Class A	268,389
1,626	Wells Fargo & Co.	129,446
		2,744,864
	HEALTH CARE — 2.2%
721	Abbott Laboratories	74,025
721	AbbVie, Inc.	156,810
123	Agilent Technologies, Inc.	14,020
32	Align Technology, Inc.*	5,486
230	Amgen, Inc.	80,926
204	Baxter International, Inc.	3,427
116	Becton Dickinson & Co.	18,239
581	Boston Scientific Corp.*	36,458
905	Bristol-Myers Squibb Co.	54,888
238	Centene Corp.*	7,792
135	Cigna Group	36,011
538	CVS Health Corp.	38,639
291	Danaher Corp.	55,174
160	Dexcom, Inc.*	10,048
255	Edwards Lifesciences Corp.*	20,420
99	Elevance Health, Inc.	28,982
390	Eli Lilly & Co.	358,710
23	Embecta Corp.	203
149	GE HealthCare Technologies, Inc.	10,606
511	Gilead Sciences, Inc.	71,218
10	GRAIL, Inc.*	517
127	HCA Healthcare, Inc.	60,102
52	Humana, Inc.	9,016
35	IDEXX Laboratories, Inc.*	19,666
64	Illumina, Inc.*	7,889
146	Intuitive Surgical, Inc.*	67,305
78	IQVIA Holdings, Inc.*	13,302
1,073	Johnson & Johnson	262,284
548	Medtronic PLC[2]	47,484

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	HEALTH CARE (Continued)
1,030	Merck & Co., Inc.	$123,899
165	Moderna, Inc.*	8,382
2,288	Pfizer, Inc.	64,247
44	Regeneron Pharmaceuticals, Inc.	33,996
58	Solventum Corp.*	3,787
154	Stryker Corp.	50,603
161	Thermo Fisher Scientific, Inc.	79,136
384	UnitedHealth Group, Inc.	103,907
104	Vertex Pharmaceuticals, Inc.*	46,440
15	Waters Corp.*	4,455
193	Zoetis, Inc.	22,815
		2,111,314
	INDUSTRIALS — 2.4%
235	3M Co.	34,129
488	Amphenol Corp. - Class A	61,659
172	Automatic Data Processing, Inc.	34,947
240	Boeing Co.*	47,767
353	Carrier Global Corp.	19,877
221	Caterpillar, Inc.	156,570
168	Cintas Corp.	28,415
904	CSX Corp.	37,109
125	Deere & Co.	70,412
163	Eaton Corp. PLC[2]	58,300
243	Emerson Electric Co.	31,838
108	FedEx Corp.	38,467
112	GE Vernova, Inc.	97,765
114	General Dynamics Corp.	39,127
448	General Electric Co.	127,129
281	Honeywell International, Inc.	63,514
128	Illinois Tool Works, Inc.	33,317
287	Johnson Controls International plc[2]	37,583
80	L3Harris Technologies, Inc.	27,612
112	Lockheed Martin Corp.	67,692
99	Norfolk Southern Corp.	28,413
65	Northrop Grumman Corp.	44,346
94	Old Dominion Freight Line, Inc.	18,368
147	Paychex, Inc.	13,542
129	Republic Services, Inc.	28,254
2,077	Rheinmetall A.G. - ADR*[2]	697,893
610	RTX Corp.	117,669
133	TE Connectivity PLC[2]	27,800
97	Trane Technologies PLC[2]	40,424

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	INDUSTRIALS (Continued)
262	Union Pacific Corp.	$63,566
354	United Parcel Service, Inc. - Class B	34,826
97	Veralto Corp.	8,577
171	Waste Management, Inc.	39,294
		2,276,201
	MATERIALS — 3.0%
90	Air Products and Chemicals, Inc.	26,144
4,243	Anglogold Ashanti Plc[2]	413,099
86,145	B2Gold Corp.[2]	390,237
211	DuPont de Nemours, Inc.	9,664
117	Ecolab, Inc.	31,124
2,780	Franco-Nevada Corp.[2]	686,799
599	Freeport-McMoRan, Inc.	35,209
13,346	Kinross Gold Corp.[2]	407,320
208	Linde PLC[2]	103,118
325	Newmont Corp.	35,181
105	Qnity Electronics, Inc.	12,115
2,502	Royal Gold, Inc.	636,702
107	Sherwin-Williams Co.	34,299
70	Solstice Advanced Materials, Inc.	5,331
		2,826,342
	REAL ESTATE — 0.2%
186	American Tower Corp. - REIT	32,100
176	Crown Castle, Inc. - REIT	14,311
119	Digital Realty Trust, Inc. - REIT	21,445
37	Equinix, Inc. - REIT	36,269
302	Prologis, Inc. - REIT	39,918
71	Public Storage - REIT	19,232
134	Simon Property Group, Inc. - REIT	24,995
		188,270
	TECHNOLOGY — 7.3%
269	Accenture PLC - Class A2	53,340
194	Adobe, Inc.*	47,158
666	Advanced Micro Devices, Inc.*	135,484
214	Analog Devices, Inc.	68,082
6,739	Apple, Inc.	1,710,291
362	Applied Materials, Inc.	123,728
500	Arista Networks, Inc.*	61,390
90	Autodesk, Inc.*	21,546
1,680	Broadcom, Inc.	519,977
113	Cadence Design Systems, Inc.*	31,399

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	TECHNOLOGY (Continued)
1,720	Cisco Systems, Inc.	$133,455
214	Cognizant Technology Solutions Corp. - Class A	13,129
335	Fortinet, Inc.*	27,376
1,658	Intel Corp.*	73,168
366	International Business Machines Corp.	88,715
115	Intuit, Inc.	49,724
62	KLA Corp.	91,289
570	Lam Research Corp.	121,786
226	Microchip Technology, Inc.	14,602
457	Micron Technology, Inc.	154,393
3,061	Microsoft Corp.	1,133,090
69	Motorola Solutions, Inc.	29,944
10,190	NVIDIA Corp.	1,777,136
108	NXP Semiconductors N.V.[2]	21,261
1,089	Oracle Corp.	160,203
457	QUALCOMM, Inc.	58,852
43	Roper Technologies, Inc.	15,216
402	Salesforce, Inc.	75,041
405	ServiceNow, Inc.*	42,343
63	Synopsys, Inc.*	24,978
377	Texas Instruments, Inc.	73,191
		6,951,287
	UTILITIES — 4.5%
3,249	Alliant Energy Corp.	233,148
2,099	Ameren Corp.	230,722
1,925	American Electric Power Co., Inc.	252,329
1,427	American Water Works Co., Inc.	194,200
1,315	Atmos Energy Corp.	242,907
2,858	CMS Energy Corp.	221,724
2,011	Consolidated Edison, Inc.	227,605
962	Constellation Energy Corp.	268,638
330	Dominion Energy, Inc.	20,401
1,507	DTE Energy Co.	220,353
314	Duke Energy Corp.	41,115
2,472	Entergy Corp.	277,754
2,967	Evergy, Inc.	243,057
3,105	Eversource Energy	215,114
4,679	Exelon Corp.	229,365
4,971	FirstEnergy Corp.	251,831
800	NextEra Energy, Inc.	74,304
5,685	PPL Corp.	217,167
2,455	Public Service Enterprise Group, Inc.	198,732

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	UTILITIES (Continued)
2,471	Southern Co.	$238,501
1,918	WEC Energy Group, Inc.	222,047
		4,321,014
	TOTAL COMMON STOCKS
	(Cost $24,198,378)	31,834,309
	RIGHTS — 0.0%
	HEALTH CARE — 0.0%
352	Walgreens Boots Alliance, Inc., Expiration Date: December 30, 2026*[3]	—
	TOTAL RIGHTS
	(Cost $0)	—

Principal Amount
	U.S. TREASURY BILLS — 48.5%
	United States Treasury Bill
$3,750,000	3.562%, 4/2/2026[4,5,6]	3,749,625
750,000	3.419%, 4/9/2026[4,5,6]	749,398
18,250,000	3.512%, 4/14/2026[4,5,6]	18,226,092
14,550,000	3.494%, 5/21/2026[4,5,6]	14,476,712
1,700,000	3.574%, 6/11/2026[4,5]	1,687,923
7,500,000	3.580%, 7/23/2026[5]	7,415,340
	TOTAL U.S. TREASURY BILLS
	(Cost $46,309,049)	46,305,090
	U.S. TREASURY NOTES — 20.0%
	United States Treasury Note
5,000,000	3.375%, 5/15/2033	4,765,040
4,675,000	4.500%, 11/15/2033	4,773,979
4,725,000	4.375%, 5/15/2034	4,777,603
4,775,000	4.250%, 11/15/2034	4,776,495
	TOTAL U.S. TREASURY NOTES
	(Cost $19,217,937)	19,093,117

Principal Amount
	SHORT-TERM INVESTMENTS — 0.0%
$10	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[4,6,7]	10
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10)	10
	TOTAL INVESTMENTS — 101.9%
	(Cost $89,725,374)	97,232,526
	Liabilities in Excess of Other Assets — (1.9)%	(1,796,272)
	TOTAL NET ASSETS — 100.0%	$95,436,254

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

PLC – Public Limited Company

ADR – American Depository Receipt

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	See additional notional stock exposure value via stock index futures on page 10.
[2]	Foreign security denominated in U.S. dollars.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $0.
[4]	All or a portion of this security is segregated as collateral for derivatives. The market value of the securities pledged as collateral was $25,125,796, which represents 26.33% of total net assets of the Fund.
[5]	The rate is the effective yield as of March 31, 2026.
[6]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.
[7]	The rate is the annualized seven-day yield at period end.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value	March 31, 2026	(Depreciation)
Commodity Futures
NYMEX WTI Crude Oil[1]	May 2026	36	$3,046,447	$3,649,680	$603,233

Currency Futures
CME Australian Dollar	June 2026	79	5,629,352	5,437,175	(192,177)
CME Swiss Franc	June 2026	35	5,681,939	5,511,625	(170,314)

Index Futures
NYF MSCI EAFE Index	June 2026	133	19,499,478	19,292,315	(207,163)

Total Long Contracts			$33,857,216	$33,890,795	$33,579

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Short Contracts	Date	Contracts	Value	March 31, 2026	(Depreciation)
Currency Futures
CME Japanese Yen	June 2026	(70)	(5,587,759)	(5,542,250)	45,509
			$(5,587,759)	$(5,542,250)	$45,509

TOTAL FUTURES CONTRACTS			$28,269,457	$28,348,545	$79,088

[1]	All or a portion of this security is a holding of Abraham Fortress Fund Ltd.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

SWAP CONTRACTS

(OTC) TOTAL RETURN SWAP

		Pay/Receive					Unrealized
		Total Return on	Financing	Payment	Termination	Notional	Appreciation
Counterparty	Reference Entity	Reference Entity	Rate Paid [1]	Frequency	Date	Value	(Depreciation)
Deutsche Bank	Abraham Fortress dbSelect Index [2]	Receive	0.46% of Notional Value	Quarterly	June 13, 2029	$69,357,632	$(3,780,460)
TOTAL SWAP CONTRACTS							$(3,780,460)

[1]	Financing rate is based upon notional trading amounts at period end.
[2]	This investment is a holding of the Abraham Fortress Fund Ltd. and is comprised of a proprietary basket of alternative programs investing in various futures contracts and forward foreign currency exchange contracts.

Total Return Swap Top Holdings ^

FUTURES CONTRACTS

					Percentage
					of Custom Swap's
		Number of		Unrealized	Unrealized
	Expiration	Long	Notional	Appreciation	Appreciation
Description	Date	Contracts	Value	(Depreciation)	(Depreciation)
CBT Soybean Oil Future	July 2026	116	$4,758,324	$190,507	14.31%
KCB Hard Red Winter Wheat Future	July 2026	95	3,094,317	78,890	5.93%
NYB Sugar No.11 Future	June 2026	151	2,668,376	177,357	13.33%
CBT E-mini Dow	June 2026	9	2,173,396	(30,062)	-2.26%
CME SOFR 3month	March 2029	9	2,060,165	(1,921)	-0.14%
CME E-Mini Nasdaq-100	June 2026	4	1,988,523	(21,145)	-1.59%
LIF FTSE 100 Index Future	June 2026	12	1,676,115	5,083	0.38%
ICE Brent Crude Monthly Future	April 2026	15	1,606,326	266,935	20.06%
CME CME E-Mini Russell 2000 Index	June 2026	11	1,309,293	3,024	0.23%
LIF White Sugar Future	July 2026	56	1,266,334	115,093	8.65%
CBT Wheat Future	July 2026	38	1,189,891	33,160	2.49%
CBT Soybeans Future	July 2026	19	1,123,193	2,279	0.17%
CME Live Cattle Future	June 2026	11	1,063,827	24,328	1.83%
NSEIFSC IFSC NIFTY 50 Index Futures	April 2026	23	1,022,546	(39,193)	-2.94%
ICE Mini MSCI Emerging Markets Index Future	June 2026	14	1,008,109	(11,115)	-0.84%
CME Lean Hog Future	February 2027	29	989,561	(2,313)	-0.17%
CMX Gold	June 2026	2	917,030	21,341	1.60%
LIF White Sugar Future	April 2026	39	873,299	86,957	6.53%
CME GBP/USD	June 2026	10	833,998	(10,106)	-0.76%
CME EUR/JPY	June 2026	5	785,831	52	0.00%
CME Feeder Cattle Future	May 2026	4	770,593	15,457	1.16%
ICE Gasoil Monthly Future	June 2026	7	754,612	13,225	0.99%
ICE Gasoil Monthly Future	May 2026	6	704,139	160,564	12.06%
			$34,637,798	$1,078,397

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

FUTURES CONTRACTS - Continued

					Percentage
					of Custom Swap's
		Number of		Unrealized	Unrealized
	Expiration	Short	Notional	Appreciation	Appreciation
Description	Date	Contracts	Value	(Depreciation)	(Depreciation)
CME SOFR 3month	March 2027	(75)	$(17,975,516)	$54,440	4.09%
CME EUR/USD	June 2026	(114)	(16,463,241)	144,208	10.84%
CME JPY/USD	June 2026	(78)	(6,177,297)	15,772	1.19%
SFE 90 Day Bank Accepted Bill Future	December 2026	(37)	(5,896,239)	8,140	0.61%
EUX 2 year Euro-Schatz	June 2026	(33)	(4,023,779)	9,656	0.73%
IFLL 3 Month SONIA Index	March 2027	(12)	(3,740,724)	18,267	1.37%
NYB Sugar No.11 Future	April 2026	(214)	(3,736,540)	(252,610)	-18.98%
CME SOFR 3month	March 2028	(15)	(3,695,120)	(4,036)	-0.30%
CBT 5 year US Treasury Notes	June 2026	(33)	(3,558,352)	484	0.04%
IFLL 3 Month SONIA Index	March 2028	(11)	(3,534,591)	5,337	0.40%
CBT 2 year US Treasury Notes	June 2026	(17)	(3,469,836)	6,372	0.48%
CBT Soybean Oil Future	May 2026	(82)	(3,391,548)	(99,675)	-7.49%
IFLL 3 Month SONIA Index	March 2029	(10)	(3,140,872)	113	0.01%
LIF 3 month Euro (EURIBOR)	March 2027	(11)	(2,949,902)	7,758	0.58%
SFE 3 year Australian Treasury Bond	June 2026	(41)	(2,930,745)	2,857	0.21%
KCB Hard Red Winter Wheat Future	May 2026	(90)	(2,896,786)	(102,513)	-7.70%
CME CAD/USD	June 2026	(40)	(2,890,594)	40,609	3.05%
LIF 3 month Euro (EURIBOR)	March 2028	(8)	(2,338,422)	2,753	0.21%
EUX Euro-BOBL	June 2026	(15)	(1,941,954)	1,974	0.15%
EUX 3 year Italian Bond Future	June 2026	(16)	(1,922,681)	(2,960)	-0.22%
IFLL 3 Month SONIA Index	June 2027	(6)	(1,760,034)	331	0.02%
CME SOFR 3month	December 2027	(7)	(1,700,942)	(363)	-0.03%
CME SOFR 3month	September 2027	(7)	(1,699,310)	1,217	0.09%
CME SOFR 3month	June 2027	(7)	(1,698,126)	3,035	0.23%
LIF 3 month Euro (EURIBOR)	March 2029	(6)	(1,636,736)	1,527	0.11%
CME CHF/USD	June 2026	(10)	(1,591,262)	32,889	2.47%
LIF 3 month Euro (EURIBOR)	June 2028	(6)	(1,589,059)	614	0.05%
EUX Euro-BUND	June 2026	(11)	(1,582,251)	(695)	-0.05%
CBT 10 year US Treasury Notes	June 2026	(14)	(1,554,529)	(2,928)	-0.22%
LIF 3 month Euro (EURIBOR)	June 2027	(5)	(1,522,805)	1,232	0.09%
LIF Long Gilt Future	June 2026	(13)	(1,483,569)	(2,443)	-0.18%
CME SOFR 3month	December 2026	(6)	(1,413,934)	1,741	0.13%
LIF 3 month Euro (EURIBOR)	September 2027	(4)	(1,165,162)	1,884	0.14%
EUX Euro-OAT Future	June 2026	(8)	(1,113,715)	(2,118)	-0.16%
SFE 10 year Australian Treasury Bond Future	June 2026	(15)	(1,111,923)	18	0.00%
SGX Mini Japanese Goverment Bond Future	June 2026	(14)	(1,110,677)	10,516	0.79%
CME SOFR 3month	June 2028	(5)	(1,098,636)	(312)	-0.02%
CME Lean Hog Future	July 2026	(25)	(1,093,538)	15,236	1.14%
LIF 3 month Euro (EURIBOR)	December 2026	(4)	(1,049,679)	3,610	0.27%
CME NZD/USD	June 2026	(17)	(959,428)	22,602	1.70%
LIF 3 month Euro (EURIBOR)	September 2026	(3)	(940,633)	3,659	0.27%
LIF 3 month Euro (EURIBOR)	September 2028	(3)	(935,637)	60	0.00%
LIF 3 month Euro (EURIBOR)	December 2027	(3)	(930,626)	933	0.07%
CME SOFR 3month	September 2028	(4)	(900,211)	(17)	0.00%
CME Lean Hog Future	June 2026	(21)	(866,279)	14,308	1.08%
EUX 10 year Italian Bond	June 2026	(6)	(760,633)	(2,345)	-0.18%
NYM Palladium	June 2026	(5)	(736,489)	95,593	7.18%
CME SOFR 3month	December 2028	(3)	(697,450)	(115)	-0.01%
			$(131,378,012)	$56,615

FORWARD FOREIGN CURRENCY CONTRACTS

							Percentage
							of Custom Swap's
						Unrealized	Unrealized
		Currency Units to				Appreciation	Appreciation
Settlement Date	Counterparty	Receive/(Deliver)		In Exchange For		(Depreciation)	(Depreciation)
3/31/2026	Deutsche Bank	(808,971)	USD	702,090	EUR	601	0.05%
5/5/2026	Deutsche Bank	3,748,309	BRO	(711,521)	USD	2,948	0.22%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.